(Loss) Earnings Per Share	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Earnings (Loss) Per Share	(Loss) Earnings Per Share
The net (loss) income available for common shareholders and (loss) earnings per common share are presented in the table below:

	Year Ended December 31,
	2021 $	2020 $	2019 $
Net (loss) income	(242,372)	87,317	41,362

Weighted-average number of common shares - basic (1)	33,859,306	33,718,665	33,617,635
Dilutive effect of stock-based awards	—	202,956	113,536
Weighted average number of common shares - diluted	33,859,306	33,921,621	33,731,171
(Loss) earnings per common share:
- Basic	(7.16)	2.59	1.23
- Diluted	(7.16)	2.57	1.23
(1) Includes unissued common shares related to non-forfeitable stock-based compensation.
Stock-based awards that have an anti-dilutive effect on the calculation of diluted earnings per common share are excluded from this calculation. In the years where a loss attributable to shareholders has been incurred, all stock-based awards are anti-dilutive. For the year ended December 31, 2020 and 2019, 0.1 million and 7 thousand restricted stock units, respectively, had an anti-dilutive effect on the calculation of diluted earnings per common share. For the year ended December 31, 2020 and 2019, options to acquire 0.2 million and 0.5 million shares of the Company’s Class A common stock, respectively, had an anti-dilutive effect on the calculation of diluted earnings per common share.